Mortgage and Other Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 10, 2012	Dec. 31, 2012 Woodstock GA Investments LLC [Member]	May 31, 2012 Woodstock GA Investments LLC [Member]	Sep. 30, 2012 Mezzanine Loan [Member]	Sep. 30, 2012 Mezzanine Loan [Member] Noncontrolling Interest Investor [Member]	Dec. 31, 2012 Outlet Shopping Center [Member]	Dec. 31, 2012 Interest Born at the Greater Of: [Member] Outlet Shopping Center [Member]	Sep. 30, 2012 Interest Born at the Greater Of: [Member] Mezzanine Loan [Member]	Apr. 20, 2012 Outlet Shoppes at El Paso [Member]	Mar. 31, 2012 Outlet Shoppes at El Paso [Member]
Mortgage and Other Notes Receivable [Line Items]
Percentage of assignment of the partnership interest			100.00%
Interest rates on mortgage and other notes receivable range , minimum			2.70%
Interest rates on mortgage and other notes receivable range, maximum			12.00%
Interest Rate			7.33%	8.76%			10.00%				13.00%	13.00%
Intangible Assets Disclosure [Text Block]				December 31, 2011
Loan purchased, face amount									$ 5,879						$ 9,150
Loan purchased, cost								6,581	5,300
Equity Method Investment, Ownership Percentage														75.00%
Loan purchased, discount									579
Basis spread on variable rate	90000.00%
Loans receivable, variable rate spread													10.00%
Ownership interest upon conversion									50.00%	12.60%
Additional ownership interest acquirable upon election									10.00%
Potential ownership interest if additional election is made									60.00%
Loan agreement											9,150
Variable rate basis											LIBOR plus 900 basis points
Ownership interest in borrower if optional ownership election is made											75.00%
Business Acquisition, Percentage of Voting Interests Acquired						30.00%	75.00%
Uncollectible receivable		3,735
Allowance for Loan and Lease Losses [Roll Forward]
Beginning Balance, January 1, 2011		0	0		0
Additions in allowance charged to expense		1,500	1,900
Reduction for charges against allowance	(400)		(1,900)
Ending Balance, December 31, 2011		1,500	1,900
Mortgage and other notes receivable balance, fully collectible			$ 25,967	$ 34,239